Investment Objectives and Goals	Dec. 19, 2025
Invesco S&P 500 Enhanced Value ETF | Invesco S&P 500 Enhanced Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco S&P 500 Enhanced Value ETF
Objective [Heading]	3.) Investment Objective Change.
Objective, Primary [Text Block]	The Fund’s new investment objective will be to seek to track the investment results (before fees and expenses) of the New Underlying Index.
Invesco KBW Regional Banking ETF | Invesco KBW Regional Banking ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco KBW Regional Banking ETF
Objective [Heading]	3.) Investment Objective Change.
Objective, Primary [Text Block]	The Fund’s new investment objective will be to seek to track the investment results (before fees and expenses) of the New Underlying Index.
Invesco Fundamental High Yield Corporate Bond ETF | Invesco Fundamental High Yield Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Fundamental High Yield Corporate Bond ETF
Objective [Heading]	3.) Investment Objective Change.
Objective, Primary [Text Block]	The Fund’s new investment objective will be to seek to track the investment results (before fees and expenses) of the New Underlying Index.